Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Shares used in calculating basic and diluted loss per share are as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
Basic and diluted	9,138,085	6,981,216	8,243,999	6,395,698

A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Successor	Successor	Predecessor
	Year Ended December 31, 2012	Period September 29, 2011 to December 31, 2011	Period January 1, 2011 to September 28, 2011
Basic	6,936,452	5,770,266	N/A
Effect of exercise of warrants	641,109	N/A	N/A
Diluted	7,577,561	N/A	N/A

Schedule of Weighted Average Number of Shares [Table Text Block]
The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months ended June 30,		Six Months ended June 30,
	2013	2012	2013	2012
Stock options and warrants	583,084	646,345	583,084	692,980